Goodwill (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill	$ 1,644	$ 1,725
Canada [Member]
Goodwill [Line Items]
Goodwill	1,171	1,252
United States [Member]
Goodwill [Line Items]
Goodwill	$ 473	$ 473